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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2010

Date of reporting period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Allianz Funds Multi-Strategy Trust
Allianz Global Investors Solutions 2015 Fund
Allianz Global Investors Solutions 2020 Fund
Allianz Global Investors Solutions 2030 Fund
Allianz Global Investors Solutions 2040 Fund
Allianz Global Investors Solutions 2050 Fund
Allianz Global Investors Solutions Core Allocation Fund
Allianz Global Investors Solutions Growth Allocation Fund
Allianz Global Investors Solutions Retirement Income Fund
Allianz NACM Global Equity 130/30 Fund
Allianz NACM International Growth Fund
Allianz NFJ Global Dividend Value Fund
Allianz RCM All Horizons Fund
Allianz RCM Disciplined Equity Fund
Allianz RCM Global EcoTrendsSM Fund
Allianz RCM Global Water Fund
Allianz RCM International Opportunities Fund

Item 1.	Schedule of Investments

Schedule of Investments

Allianz Global Investors Solutions 2015 Fund

February 28, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—15.5%

NACM Growth	4,224	$51,704
NACM Income and Growth	21,840	256,626
NFJ Dividend Value	19,157	196,745
NFJ International Value	3,604	66,064
NFJ Small-Cap Value	5,175	128,018
RCM Global Resources (c)	6,669	100,366

Total Allianz Funds (cost—$692,329)		799,523

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—4.8%

RCM Disciplined Equity	8,982	128,444
RCM International Opportunities	9,971	119,349

Total Allianz Funds Multi-Strategy Trust (cost—$197,039)		247,793

EXCHANGE-TRADED FUNDS—5.7%

iShares Barclays TIPS Bond Fund	1,418	147,345
SPDR Barclays Capital TIPS ETF	2,880	147,715

Total Exchange-Traded Funds (cost—$284,189)		295,060

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—3.3%

International Growth Opportunities (d)	4,222	109,310
International Systematic (e)	6,870	62,658

Total Nicholas-Applegate Institutional Funds (cost—$154,276)		171,968

PIMCO FUNDS (a)(b)—69.8%

Commodity RealReturn Strategy	19,195	155,286
Floating Income	14,610	129,154
Foreign Bond (U.S. Dollar-Hedged)	25,548	262,119
Income	33,914	340,840
Investment Grade Corporate Bond	5,739	63,706
Real Return	121,244	1,316,713
RealEstateRealReturn Strategy (c)	16,515	75,968
Short-Term	45,466	448,293
Total Return	73,283	805,382

Total PIMCO Funds (cost—$3,315,105)		3,597,461

Total Investments (cost—$4,642,938)—99.1%		5,111,805

Other assets less liabilities—0.9%		46,821

Net Assets—100.0%		$5,158,626

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.
(d)	Re-organized into the Allianz Funds Multi-Strategy Trust on April 9, 2010.
(e)	Liquidated on March 30, 2010.

Glossary:

ETF—Exchange-Traded Fund

TIPS—Treasury Inflation Protected Securities

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Allianz Funds	$799,523	—	—	$799,523
Allianz Funds Multi-Strategy Trust	247,793	—	—	247,793
Exchange-Traded Funds	295,060	—	—	295,060
Nicholas-Applegate Institutional Funds	171,968	—	—	171,968
PIMCO Funds	3,597,461	—	—	3,597,461

Total Investments	$5,111,805	—	—	$5,111,805

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz Global Investors Solutions 2020 Fund

February 28, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—16.2%

NACM Growth	4,877	$59,694
NACM Income and Growth	19,085	224,251
NFJ Dividend Value	19,473	199,991
NFJ International Value	2,565	47,018
NFJ Small-Cap Value	4,657	115,220
RCM Global Resources (c)	6,552	98,611

Total Allianz Funds (cost—$643,231)		744,785

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—6.2%

RCM Disciplined Equity	9,811	140,298
RCM International Opportunities	12,082	144,627

Total Allianz Funds Multi-Strategy Trust (cost—$230,619)		284,925

EXCHANGE-TRADED FUNDS—5.1%

iShares Barclays TIPS Bond Fund	1,139	118,353
SPDR Barclays Capital TIPS ETF	2,314	118,685

Total Exchange-Traded Funds (cost—$228,313)		237,038

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—5.4%

Emerging Markets (d)	5,869	49,416
International Growth Opportunities (e)	5,144	133,176
International Systematic (f)	7,372	67,228

Total Nicholas-Applegate Institutional Funds (cost—$208,730)		249,820

PIMCO FUNDS (a)(b)—66.8%

Commodity RealReturn Strategy	22,908	185,323
Floating Income	18,344	162,159
Foreign Bond (U.S. Dollar-Hedged)	22,157	227,327
Income	22,632	227,449
Investment Grade Corporate Bond	6,196	68,776
Real Return	94,635	1,027,734
RealEstateRealReturn Strategy (c)	18,268	84,035
Short-Term	37,231	367,095
Total Return	66,189	727,417

Total PIMCO Funds (cost—$2,823,919)		3,077,315

Total Investments (cost—$4,134,812)—99.7%		4,593,883

Other assets less liabilities—0.3%		14,280

Net Assets—100.0%		$4,608,163

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.
(d)	Merged into Allianz Funds NACM Emerging Markets Opportunities Fund on March 19, 2010.
(e)	Re-organized into the Allianz Funds Multi-Strategy Trust on April 9, 2010.
(f)	Liquidated on March 30, 2010.

Glossary:

ETF—Exchange-Traded Fund

TIPS—Treasury Inflation Protected Securities

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Allianz Funds	$744,785	—	—	$744,785
Allianz Funds Multi-Strategy Trust	284,925	—	—	284,925
Exchange-Traded Funds	237,038	—	—	237,038
Nicholas-Applegate Institutional Funds	249,820	—	—	249,820
PIMCO Funds	3,077,315	—	—	3,077,315

Total Investments	$4,593,883	—	—	$4,593,883

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz Global Investors Solutions 2030 Fund

February 28, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—23.9%

NACM Growth	10,779	$131,937
NACM Income and Growth	21,025	247,045
NFJ Dividend Value	28,422	291,896
NFJ International Value	10,107	185,250
NFJ Renaissance	3,477	50,895
NFJ Small-Cap Value	8,059	199,383
RCM Global Resources (c)	5,993	90,198

Total Allianz Funds (cost—$1,027,226)		1,196,604

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—8.8%

RCM Disciplined Equity	17,696	253,058
RCM International Opportunities	15,574	186,414

Total Allianz Funds Multi-Strategy Trust (cost—$352,918)		439,472

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—15.8%

Emerging Markets (d)	24,849	209,226
International Growth Opportunities (e)	9,440	244,418
International Systematic (f)	14,901	135,898
U.S. Emerging Growth (c)(e)	18,782	203,221

Total Nicholas-Applegate Institutional Funds (cost—$629,380)		792,763

PIMCO FUNDS (a)(b)—51.0%

Commodity RealReturn Strategy	26,149	211,545
Emerging Markets Bond	10,108	105,626
Floating Income	22,628	200,034
Foreign Bond (U.S. Dollar-Hedged)	24,253	248,837
Real Return	48,741	529,323
RealEstateRealReturn Strategy (c)	26,286	120,913
Short-Term	31,136	307,003
Total Return	75,236	826,848

Total PIMCO Funds (cost—$2,326,599)		2,550,129

Total Investments (cost—$4,336,123)—99.5%		4,978,968

Other assets less liabilities—0.5%		24,174

Net Assets—100.0%		$5,003,142

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.
(d)	Merged into Allianz Funds NACM Emerging Markets Opportunities Fund on March 19, 2010.
(e)	Re-organized into the Allianz Funds Multi-Strategy Trust on April 9, 2010.
(f)	Liquidated on March 30, 2010.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Allianz Funds	$1,196,604	—	—	$1,196,604
Allianz Funds Multi-Strategy Trust	439,472	—	—	439,472
Nicholas-Applegate Institutional Funds	792,763	—	—	792,763
PIMCO Funds	2,550,129	—	—	2,550,129

Total Investments	$4,978,968	—	—	$4,978,968

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz Global Investors Solutions 2040 Fund

February 28, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—36.2%

NACM Growth	18,770	$229,741
NACM Income and Growth	26,780	314,662
NFJ Dividend Value	37,115	381,166
NFJ International Value	14,690	269,269
NFJ Renaissance	4,653	68,122
NFJ Small-Cap Value	10,887	269,356
RCM Global Resources (c)	7,066	106,351

Total Allianz Funds (cost—$1,367,595)		1,638,667

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—13.3%

RCM Disciplined Equity	24,839	355,192
RCM International Opportunities	20,649	247,170

Total Allianz Funds Multi-Strategy Trust (cost—$495,936)		602,362

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—20.4%

Emerging Markets (d)	29,487	248,286
International Growth Opportunities (e)	9,820	254,237
International Systematic (f)	19,999	182,389
U.S. Emerging Growth (c)(e)	21,990	237,928

Total Nicholas-Applegate Institutional Funds (cost—$710,482)		922,840

PIMCO FUNDS (a)(b)—29.5%

Commodity RealReturn Strategy	42,854	346,692
Emerging Markets Bond	22,313	233,172
Floating Income	27,934	246,932
Investment Grade Corporate Bond	9,100	101,014
RealEstateRealReturn Strategy (c)	38,140	175,444
Short-Term	6,496	64,050
Total Return	15,237	167,456

Total PIMCO Funds (cost—$1,141,503)		1,334,760

Total Investments (cost—$3,715,516)—99.4%		4,498,629

Other assets less liabilities—0.6%		25,281

Net Assets—100.0%		$4,523,910

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.
(d)	Merged into Allianz Funds NACM Emerging Markets Opportunities Fund on March 19, 2010.
(e)	Re-organized into the Allianz Funds Multi-Strategy Trust on April 9, 2010.
(f)	Liquidated on March 30, 2010.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Allianz Funds	$1,638,667	—	—	$1,638,667
Allianz Funds Multi-Strategy Trust	602,362	—	—	602,362
Nicholas-Applegate Institutional Funds	922,840	—	—	922,840
PIMCO Funds	1,334,760	—	—	1,334,760

Total Investments	$4,498,629	—	—	$4,498,629

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz Global Investors Solutions 2050 Fund

February 28, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—37.8%

NACM Growth	19,191	$234,905
NACM Income and Growth	25,723	302,243
NFJ Dividend Value	37,762	387,813
NFJ International Value	13,828	253,464
NFJ Renaissance	4,468	65,416
NFJ Small-Cap Value	10,797	267,115
RCM Global Resources (c)	6,855	103,172

Total Allianz Funds (cost—$1,344,112)		1,614,128

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—13.7%

RCM Disciplined Equity	24,261	346,926
RCM International Opportunities	19,815	237,192

Total Allianz Funds Multi-Strategy Trust (cost—$476,560)		584,118

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—20.7%

Emerging Markets (d)	28,879	243,157
International Growth Opportunities(e)	9,237	239,158
International Systematic (f)	18,887	172,248
U.S. Emerging Growth (c)(e)	21,315	230,625

Total Nicholas-Applegate Institutional Funds (cost—$672,468)		885,188

PIMCO FUNDS (a)(b)—28.2%

Commodity RealReturn Strategy	43,194	349,443
Emerging Markets Bond	22,251	232,522
Floating Income	27,606	244,037
Investment Grade Corporate Bond	10,830	120,214
RealEstateRealReturn Strategy (c)	38,192	175,684
Total Return	7,761	85,290

Total PIMCO Funds (cost—$1,013,924)		1,207,190

Total Investments (cost—$3,507,064)—100.4%		4,290,624

Liabilities in excess of other assets—(0.4)%		(17,447)

Net Assets—100.0%		$4,273,177

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.
(d)	Merged into Allianz Funds NACM Emerging Markets Opportunities Fund on March 19, 2010.
(e)	Re-organized into the Allianz Funds Multi-Strategy Trust on April 9, 2010.
(f)	Liquidated on March 30, 2010.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Allianz Funds	$1,614,128	—	—	$1,614,128
Allianz Funds Multi-Strategy Trust	584,118	—	—	584,118
Nicholas-Applegate Institutional Funds	885,188	—	—	885,188
PIMCO Funds	1,207,190	—	—	1,207,190

Total Investments	$4,290,624	—	—	$4,290,624

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz Global Investors Solutions Core Allocation Fund

February 28, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—34.1%

NACM Growth	339,349	$4,153,630
NACM Income and Growth	909,035	10,681,157
NACM International	239,554	2,912,976
NFJ Dividend Value	509,247	5,229,965
NFJ International Value	466,570	8,552,234
NFJ Large Cap Value	673,771	8,523,199
NFJ Renaissance	315,824	4,623,661
NFJ Small-Cap Value	273,762	6,772,882
OCC Opportunity (c)	245,167	4,709,661
RCM Global Resources (c)	376,585	5,667,604
RCM Large-Cap Growth	853,571	10,285,531

Total Allianz Funds (cost—$62,187,828)		72,112,500

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—8.0%

RCM Disciplined Equity	591,371	8,456,610
RCM International Opportunities	707,542	8,469,279

Total Allianz Funds Multi-Strategy Trust (cost—$14,906,070)		16,925,889

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—14.2%

Emerging Markets (d)	1,082,383	9,113,668
International Growth Opportunities (e)	407,514	10,550,549
International Systematic (f)	604,365	5,511,807
U.S. Emerging Growth (c)(e)	444,626	4,810,852

Total Nicholas-Applegate Institutional Funds (cost—$25,849,408)		29,986,876

PIMCO FUNDS (a)(b)—43.7%

Commodity RealReturn Strategy	933,524	7,552,209
Emerging Markets Bond	690,444	7,215,144
Floating Income	855,564	7,563,186
Foreign Bond (U.S. Dollar-Hedged)	1,060,119	10,876,818
Investment Grade Corporate Bond	68,257	757,652
Real Return	1,934,822	21,012,169
RealEstateRealReturn Strategy (c)	987,375	4,541,924
Short-Term	101,420	1,000,000
Total Return	2,888,125	31,740,495

Total PIMCO Funds (cost—$84,150,976)		92,259,597

	Principal Amount (000s)
Repurchase Agreement—0.6%
State Street Bank & Trust Co., dated 2/26/10, 0.01%, due 3/1/10, proceeds $1,297,001; collateralized by U.S. Treasury Bill, 0.72%, due 6/17/10, valued at $1,324,470 including accrued interest (cost—$1,297,000)	$1,297	1,297,000

Total Investments (cost—$188,391,282)—100.6%		212,581,862

Liabilities in excess of other assets—(0.6)%		(1,369,576)

Net Assets—100.0%		$211,212,286

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.
(d)	Merged into Allianz Funds NACM Emerging Markets Opportunities Fund on March 19, 2010.
(e)	Re-organized into the Allianz Funds Multi-Strategy Trust on April 9, 2010.
(f)	Liquidated on March 30, 2010.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund's assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Allianz Funds	$72,112,500	—	—	$72,112,500
Allianz Funds Multi-Strategy Trust	16,925,889	—	—	16,925,889
Nicholas-Applegate Institutional Funds	29,986,876	—	—	29,986,876
PIMCO Funds	92,259,597	—	—	92,259,597
Repurchase Agreement	—	$1,297,000	—	1,297,000

Total Investments	$211,284,862	$1,297,000	—	$212,581,862

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund's management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz Global Investors Solutions Growth Allocation Fund

February 28, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—37.5%

NACM Growth	20,100	$246,028
NACM Income and Growth	28,844	338,915
NFJ Dividend Value	42,076	432,121
NFJ International Value	16,420	300,975
NFJ Renaissance	4,977	72,868
NFJ Small-Cap Value	11,633	287,796
RCM Global Resources (c)	7,632	114,864

Total Allianz Funds (cost—$1,509,078)		1,793,567

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—13.9%

RCM Disciplined Equity	27,004	386,161
RCM International Opportunities	23,306	278,965

Total Allianz Funds Multi-Strategy Trust (cost—$564,988)		665,126

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—20.6%

Emerging Markets (d)	32,175	270,911
International Growth Opportunities (e)	10,111	261,772
International Systematic (f)	21,072	192,176
U.S. Emerging Growth (c)(e)	23,742	256,888

Total Nicholas-Applegate Institutional Funds (cost—$784,016)		981,747

PIMCO FUNDS (a)(b)—27.9%

Commodity RealReturn Strategy	49,917	403,826
Emerging Markets Bond	24,324	254,186
Floating Income	28,048	247,947
Investment Grade Corporate Bond	11,632	129,113
RealEstateRealReturn Strategy (c)	42,544	195,702
Total Return	9,507	104,487

Total PIMCO Funds (cost—$1,133,190)		1,335,261

Total Investments (cost—$3,991,272)—99.9%		4,775,701

Other assets less liabilities—0.1%		4,182

Net Assets—100.0%		$4,779,883

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.
(d)	Merged into Allianz Funds NACM Emerging Markets Opportunities Fund on March 19, 2010.
(e)	Re-organized into the Allianz Funds Multi-Strategy Trust on April 9, 2010.
(f)	Liquidated on March 30, 2010.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Allianz Funds	$1,793,567	—	—	$1,793,567
Allianz Funds Multi-Strategy Trust	665,126	—	—	665,126
Nicholas-Applegate Institutional Funds	981,747	—	—	981,747
PIMCO Funds	1,335,261	—	—	1,335,261

Total Investments	$4,775,701	—	—	$4,775,701

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz Global Investors Solutions Retirement Income Fund

February 28, 2010 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—12.1%

NACM Income and Growth	16,738	$196,667
NFJ Dividend Value	13,557	139,231
NFJ International Value	4,714	86,405
NFJ Small-Cap Value	3,925	97,111
RCM Global Resources (c)	5,577	83,933

Total Allianz Funds (cost—$515,771)		603,347

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—3.8%

RCM Disciplined Equity	6,396	91,460
RCM International Opportunities	8,122	97,227

Total Allianz Funds Multi-Strategy Trust (cost—$155,044)		188,687

EXCHANGE-TRADED FUNDS—6.2%

iShares Barclays TIPS Bond Fund	1,493	155,138
SPDR Barclays Capital TIPS ETF	3,043	156,075

Total Exchange-Traded Funds (cost—$299,889)		311,213

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS (a)(b)—2.2%

International Growth Opportunities (d)	1,787	46,263
International Systematic (e)	7,294	66,525

Total Nicholas-Applegate Institutional Funds (cost—$104,541)		112,788

PIMCO FUNDS (a)(b)—74.2%

Commodity RealReturn Strategy	8,416	68,083
Floating Income	10,863	96,029
Foreign Bond (U.S. Dollar-Hedged)	23,679	242,949
Income	38,249	384,398
International StocksPlus Total Return Strategy (U.S. Dollar-Hedged)	5,478	48,478
Real Return	135,440	1,470,879
RealEstateRealReturn Strategy (c)	10,977	50,493
Short-Term	61,066	602,111
Total Return	68,209	749,622

Total PIMCO Funds (cost—$3,452,007)		3,713,042

Total Investments (cost—$4,527,252)—98.5%		4,929,077

Other assets less liabilities—1.5%		75,589

Net Assets—100.0%		$5,004,666

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each fund.
(c)	Non-income producing.
(d)	Re-organized into the Allianz Funds Multi-Strategy Trust on April 9, 2010.
(e)	Liquidated on March 30, 2010.

Glossary:

ETF—Exchange-Traded Fund

TIPS—Treasury Inflation Protected Securities

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Allianz Funds	$603,347	—	—	$603,347
Allianz Funds Multi-Strategy Trust	188,687	—	—	188,687
Exchange-Traded Funds	311,213	—	—	311,213
Nicholas-Applegate Institutional Funds	112,788	—	—	112,788
PIMCO Funds	3,713,042	—	—	3,713,042

Total Investments	$4,929,077	—	—	$4,929,077

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz NACM Global Equity 130/30 Fund (d)

February 28, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—95.1%

Australia—4.0%
Incitec Pivot Ltd.	21,543	$62,426
Rio Tinto Ltd.	1,611	101,746

		164,172

Belgium—2.7%
Anheuser-Busch InBev NV	1,158	57,827
Umicore	1,760	52,699

		110,526

Brazil—1.3%
Vale S.A. ADR	1,900	52,934

Canada—1.1%
Barrick Gold Corp.	1,200	45,220

China—4.5%
Baidu, Inc. ADR (b)	100	51,868
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	8,000	30,870
Sinopharm Group Co. (b)	18,000	81,007
Tencent Holdings Ltd.	1,000	19,561

		183,306

Denmark—0.5%
Novo Nordisk A/S, Class B	300	21,292

France—4.0%
BNP Paribas	469	33,884
Cie Generale d’Optique Essilor International S.A.	376	22,643
Compagnie Generale des Etablissements Michelin, Class B	559	38,979
Eutelsat Communications	601	19,948
Gemalto NV (b)	1,190	48,673

		164,127

Germany—5.0%
Aixtron AG	1,979	58,081
E.ON AG	1,066	37,934
Fielmann AG	462	38,092
Fresenius Medical Care AG & Co. KGaA	780	40,758
Morphosys AG (b)	1,500	31,852

		206,717

Hong Kong—7.1%
BOC Hong Kong Holdings Ltd.	29,500	66,406
Cheung Kong Holdings Ltd.	5,000	61,116
Li & Fung Ltd.	16,000	74,344
Sun Hung Kai Properties Ltd.	2,000	27,751
Wharf Holdings Ltd.	12,000	62,256

		291,873

Israel—0.9%
Teva Pharmaceutical Industries Ltd. ADR	600	36,006

Japan—7.4%
Canon, Inc.	1,100	45,643
Fanuc Ltd.	300	29,200

Schedule of Investments

Allianz NACM Global Equity 130/30 Fund (d)

February 28, 2010 (unaudited)

	Shares	Value*
Honda Motor Co., Ltd.	1,200	$41,506
Komatsu Ltd.	1,100	22,022
Mitsubishi Corp.	1,000	24,944
Nidec Corp.	300	29,167
Nomura Holdings, Inc.	5,800	42,704
Olympus Corp.	700	21,549
Sony Corp.	1,400	47,673

		304,408

Korea (Republic of)—1.3%
Hyundai Motor Co.	524	51,926

Malaysia—1.7%
CIMB Group Holdings Bhd.	18,200	69,623

Netherlands—3.7%
ASML Holding NV	930	28,614
Heineken NV	520	25,483
Koninklijke KPN NV	3,127	49,786
Koninklijke Philips Electronics NV	1,652	48,305

		152,188

Switzerland—5.5%
ABB Ltd. (b)	2,137	43,297
Credit Suisse Group AG	793	35,305
Nestle S.A.	769	38,281
Roche Holdings AG	370	61,816
Syngenta AG	110	28,503
Temenos Group AG (b)	774	19,452

		226,654

United Kingdom—5.6%
ARM Holdings PLC	22,629	69,934
Autonomy Corp. PLC (b)	1,297	30,286
BG Group PLC	2,209	38,610
British American Tobacco PLC	1,345	45,731
Shire PLC	1,060	22,787
Unilever PLC	859	25,260

		232,608

United States—38.8%
Abbott Laboratories	700	37,996
Amazon.com, Inc. (b)	200	23,680
Anadarko Petroleum Corp.	900	63,117
Apple, Inc. (b)(c)	400	81,848
Baker Hughes, Inc.	1,200	57,504
Bank of America Corp.	1,500	24,990
Bank of New York Mellon Corp.	1,200	34,224
Best Buy Co., Inc.	500	18,250
Cisco Systems, Inc. (b)	1,900	46,227
Coca-Cola Co.	1,200	63,264
Exelon Corp.	700	30,310
Hess Corp.	600	35,280

Schedule of Investments

Allianz NACM Global Equity 130/30 Fund (d)

February 28, 2010 (unaudited)

	Shares	Value*
Hewlett-Packard Co.	550	$27,934
Intel Corp.	3,500	71,855
International Business Machines Corp. (c)	700	89,012
James River Coal Co. (b)	1,900	30,229
Johnson & Johnson (c)	500	31,500
JPMorgan Chase & Co.	2,000	83,940
Kellogg Co.	600	31,290
MasterCard, Inc., Class A (c)	100	22,437
McDonald’s Corp.	1,100	70,235
Microsoft Corp. (c)	2,300	65,918
Northern Trust Corp.	1,350	71,942
Oracle Corp.	3,200	78,880
Praxair, Inc.	500	37,570
Precision Castparts Corp.	500	56,375
QUALCOMM, Inc.	900	33,021
Thermo Fisher Scientific, Inc. (b)	1,500	73,155
Transocean Ltd. (b)	400	31,928
URS Corp. (b)(c)	1,000	46,500
Walter Energy, Inc.	600	47,142
Wells Fargo & Co.	1,200	32,808
XTO Energy, Inc.	900	41,130

		1,591,491

Total Common Stock (cost—$3,557,162)		3,905,071

PREFERRED STOCK—0.6%

Germany—0.6%
Porsche Automobil Holding SE (cost—$47,006)	498	24,989

	Principal Amount (000s)

Repurchase Agreement—6.3%
State Street Bank & Trust Co., dated 2/26/10, 0.01%, due 3/1/10, proceeds $258,000; collateralized by U.S. Treasury Bills, 0.72%, due 6/17/10, valued at $264,894 including accrued interest (cost—$258,000)	$258	258,000

Total Investments (cost—$3,862,168) (a)—102.0%		4,188,060

Liabilities in excess of other assets—(2.0)%		(83,854)

Net Assets —100.0%		$4,104,206

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $2,152,541, representing 52.4% of net assets, were valued utilizing modeling tools provided by a third party vendor.
(b)	Non-income producing.
(c)	All or partial amount segregated as collateral for futures contracts.
(d)	Allianz NACM Global Equity 130/30 Fund Liquidated on March 30, 2010.

Glossary:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

Other Investments:

(A) Futures contracts outstanding at February 28, 2010:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	MSCI EAFE Index	3	$225	3/19/10	$(9,748)
	S&P 500 Index	2	110	3/19/10	(64)
Short:	Dow Jones Euro STOXX 50 Index	(2)	(74)	3/19/10	5,149
	FTSE 100 Index	(1)	(81)	3/19/10	(1,416)
	Russell 1000 Index	(3)	(182)	3/19/10	(507)

					$(6,586)

(B) Total return swap agreements outstanding at February 28, 2010:

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation (Depreciation)
Pay:	Celgene	475	Fed Funds Effective Rate plus 0.60%	$27,517	6/22/10	Morgan Stanley	$750
	Chevron	400	Fed Funds Effective Rate plus 0.60%	29,196	6/22/10	Morgan Stanley	(10)
	CIGNA	980	Fed Funds Effective Rate plus 0.60%	35,288	6/22/10	Morgan Stanley	257
	General Electric	2,200	Fed Funds Effective Rate plus 0.60%	26,262	6/22/10	Morgan Stanley	(429)
	Halliburton	1,200	Fed Funds Effective Rate plus 0.60%	28,922	6/22/10	Morgan Stanley	269
	Taiwan Semiconductor Manufacturing	2,650	Fed Funds Effective Rate plus 0.60%	30,422	6/22/10	Morgan Stanley	2,649
	Target	630	Fed Funds Effective Rate plus 0.60%	32,066	6/22/10	Morgan Stanley	1,503
	Wal-Mart	540	Fed Funds Effective Rate plus 0.60%	26,512	6/22/10	Morgan Stanley	342
Receive:	AU Optronics	2,678	Fed Funds Effective Rate less 0.40%	37,260	6/22/10	Morgan Stanley	(980)
	Exxon Mobil	400	Fed Funds Effective Rate less 0.40%	31,557	6/22/10	Morgan Stanley	1,002
	Terex	2,000	Fed Funds Effective Rate less 0.40%	39,720	6/22/10	Morgan Stanley	777
	WellPoint	530	Fed Funds Effective Rate less 0.40%	30,984	6/22/10	Morgan Stanley	(1,810)

							$4,320

(1)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Common Stock:
Brazil	$52,934	—	—	$52,934
Canada	45,220	—	—	45,220
China	51,868	$131,438	—	183,306
Israel	36,006	—	—	36,006
United States	1,591,491	—	—	1,591,491
All Other	—	1,996,114	—	1,996,114
Preferred Stock:
Germany	—	24,989	—	24,989
Repurchase Agreement	—	258,000	—	258,000

Total Investments in Securities—Assets	$1,777,519	$2,410,541	—	$4,188,060

Other Financial Instruments*	$(6,586)	$4,320	—	$(2,266)

Total Investments	$1,770,933	$2,414,861	—	$4,185,794

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) of the instrument.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz NACM International Growth Fund

February 28, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—91.9%

Australia—6.5%
Australia & New Zealand Banking Group Ltd.	2,674	$55,340
BHP Billiton Ltd.	832	30,511
CSL Ltd.	990	30,446
Incitec Pivot Ltd.	18,529	53,692
Rio Tinto Ltd.	1,453	91,767

		261,756

Belgium—2.3%
Anheuser-Busch InBev NV	950	47,440
Umicore	1,449	43,387

		90,827

Brazil—2.8%
Petroleo Brasileiro S.A. ADR	900	38,385
Vale S.A. ADR	2,600	72,436

		110,821

Canada—0.9%
Barrick Gold Corp.	1,000	37,683

China—4.4%
Baidu, Inc. ADR (b)	100	51,868
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	46,304
Sinopharm Group Co. (b)	9,600	43,204
Tencent Holdings Ltd.	1,800	35,210

		176,586

Denmark—1.1%
Novo Nordisk A/S, Class B	600	42,584

France—7.8%
BNP Paribas	917	66,250
Cie Generale d’Optique Essilor International S.A.	671	40,408
Compagnie Generale des Etablissements Michelin, Class B	473	32,982
Electricite de France S.A.	264	13,231
Eutelsat Communications	1,176	39,034
GDF Suez	640	23,456
Gemalto NV (b)	1,006	41,147
Total S.A.	1,002	55,834

		312,342

Germany—7.3%
Aixtron AG	1,692	49,658
Bayer AG	563	37,310
E.ON AG	1,362	48,468
Fielmann AG	392	32,320
Fresenius Medical Care AG & Co. KGaA	1,553	81,150
Siemens AG	489	41,929

		290,835

Hong Kong—9.3%
BOC Hong Kong Holdings Ltd.	32,500	73,159

Schedule of Investments

Allianz NACM International Growth Fund

February 28, 2010 (unaudited)

	Shares	Value*
Cheung Kong Holdings Ltd.	7,000	$85,562
Hong Kong Electric Holdings Ltd.	7,000	39,274
Li & Fung Ltd.	14,000	65,051
Sun Hung Kai Properties Ltd.	4,000	55,502
Wharf Holdings Ltd.	10,000	51,880

		370,428

Israel—1.0%
Teva Pharmaceutical Industries Ltd. ADR	700	42,007

Italy—1.7%
Saipem SpA	2,079	68,837

Japan—16.9%
Canon, Inc.	1,900	78,838
Fanuc Ltd.	600	58,400
Honda Motor Co., Ltd. ADR	2,300	79,603
JFE Holdings, Inc.	900	33,403
Komatsu Ltd.	2,000	40,041
Mitsubishi Corp.	1,800	44,899
Mitsubishi Estate Co., Ltd.	2,100	32,926
Mitsubishi UFJ Financial Group, Inc.	8,000	40,748
Nidec Corp.	500	48,611
Nomura Holdings, Inc.	9,100	67,001
NSK Ltd.	3,000	21,082
Olympus Corp.	1,000	30,784
Panasonic Corp.	1,000	13,884
Sony Corp.	1,900	64,699
Unicharm Corp.	200	19,166

		674,085

Korea (Republic of)—1.4%
Hyundai Motor Co.	589	58,367

Malaysia—1.5%
CIMB Group Holdings Bhd.	15,700	60,060

Netherlands—5.3%
ASML Holding NV	1,831	56,335
Heineken NV	999	48,957
Koninklijke KPN NV	3,515	55,964
Koninklijke Philips Electronics NV	1,693	49,504

		210,760

Singapore—1.0%
DBS Group Holdings Ltd.	4,000	39,785

Switzerland—7.3%
ABB Ltd. (b)	1,832	37,117
Credit Suisse Group AG	934	41,582
Nestle S.A.	1,563	77,806
Roche Holdings AG	468	78,189
Syngenta AG	155	40,164
Temenos Group AG (b)	719	18,070

		292,928

Schedule of Investments

Allianz NACM International Growth Fund

February 28, 2010 (unaudited)

	Shares	Value*

United Kingdom—13.4%
ARM Holdings PLC	19,120	$59,090
Autonomy Corp. PLC (b)	1,482	34,606
BG Group PLC	2,044	35,726
British American Tobacco PLC	1,864	63,377
HSBC Holdings PLC	10,383	113,904
Petrofac Ltd.	2,502	39,198
Reckitt Benckiser Group PLC	955	50,277
Shire PLC	1,996	42,909
Tesco PLC	5,255	33,649
Unilever PLC	679	19,967
Vodafone Group PLC	19,940	43,087

		535,790

Total Common Stock (cost—$2,987,879)		3,676,481

PREFERRED STOCK—1.7%

Brazil—1.7%
Usinas Siderurgicas de Minas Gerais S.A. (cost—$29,845)	2,400	68,156

	Principal Amount (000s)
Repurchase Agreement—6.8%
State Street Bank & Trust Co., dated 2/26/10, 0.01%, due 3/1/10, proceeds $272,000; collateralized by U.S. Treasury Bills, 0.72%, due 6/17/10, valued at $279,888 including accrued interest (cost—$272,000)	$272	272,000

Total Investments (cost—$3,289,724) (a)—100.4%		4,016,637

Liabilities in excess of other assets—(0.4)%		(16,362)

Net Assets—100.0%		$4,000,275

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $3,315,225, representing 82.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Common Stock:
Brazil	$110,821	—	—	$110,821
Canada	37,683	—	—	37,683
China	51,868	$124,718	—	176,586
Hong Kong	39,274	331,154	—	370,428
Israel	42,007	—	—	42,007
Japan	79,603	594,482	—	674,085
All Other	—	2,264,871	—	2,264,871
Preferred Stock:
Brazil	68,156	—	—	68,156
Repurchase Agreement	—	272,000	—	272,000

Total Investments	$429,412	$3,587,225	—	$4,016,637

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz NFJ Global Dividend Value Fund

February 28, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—94.5%

Australia—5.6%
Amcor Ltd.	15,000	$79,646
BHP Billiton Ltd.	2,200	80,679
Telstra Corp. Ltd.	29,100	77,331

		237,656

Belgium—3.8%
Delhaize Group S.A.	1,100	85,002
Fortis NV (b)	22,200	75,839

		160,841

Bermuda—3.9%
Axis Capital Holdings Ltd.	2,600	81,770
RenaissanceRe Holdings Ltd.	1,500	83,040

		164,810

Brazil—1.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,300	78,407

Canada—3.9%
Toronto-Dominion Bank	1,300	83,057
TransCanada Corp.	2,500	82,500

		165,557

Colombia—2.0%
BanColombia S.A. ADR	1,800	83,484

France—7.3%
Sanofi-Aventis S.A.	2,200	160,561
Total S.A.	2,700	150,451

		311,012

Germany—1.8%
Siemens AG	900	77,170

Hong Kong—2.0%
China Mobile Ltd. ADR	1,700	84,031

Israel—1.9%
Elbit Systems Ltd.	1,300	80,626

Korea (Republic of)—6.0%
POSCO	200	91,897
SK Telecom Co., Ltd.	1,100	164,029

		255,926

Netherlands—1.9%
Royal Dutch Shell PLC, Class A	3,000	81,955

Spain—1.9%
Banco Santander S.A.	6,142	79,853

Turkey—1.7%
Turkcell Iletisim Hizmet AS ADR	5,000	74,050

Schedule of Investments

Allianz NFJ Global Dividend Value Fund

February 28, 2010 (unaudited)

	Shares	Value*

United Kingdom—13.1%
AstraZeneca PLC	1,800	$79,506
BAE Systems PLC	14,200	81,106
Diageo PLC	4,900	79,848
International Power PLC	15,900	78,681
Marks & Spencer Group PLC	14,800	74,531
Pearson PLC	6,000	83,638
Unilever PLC	2,600	76,455

		553,765

United States—35.8%
Altria Group, Inc.	8,100	162,972
Annaly Capital Management, Inc., REIT	8,600	158,068
CenturyTel, Inc.	2,307	79,061
ConocoPhillips	1,600	76,800
Diamond Offshore Drilling, Inc.	900	78,588
Edison International	2,300	75,049
Goldman Sachs Group, Inc.	500	78,175
Intel Corp.	3,900	80,067
International Business Machines Corp.	600	76,296
KBR, Inc.	4,200	86,982
Kimberly-Clark Corp.	1,300	78,962
Marathon Oil Corp.	2,700	78,165
Microsoft Corp.	2,800	80,248
Pfizer, Inc.	4,600	80,730
V.F. Corp.	1,100	85,118
Waste Management, Inc.	2,400	79,248
Xerox Corp.	8,900	83,393

		1,517,922

Total Common Stock (cost—$3,737,690)		4,007,065

	Principal Amount (000s)
Repurchase Agreement—5.6%
State Street Bank & Trust Co., dated 2/26/10, 0.01%, due 3/1/10, proceeds $238,000; collateralized by U.S. Treasury Bills, 0.72%, due 6/17/10, valued at $244,902 including accrued interest (cost—$238,000)	$238	238,000

Total Investments (cost—$3,975,690) (a)—100.1%		4,245,065

Liabilities in excess of other assets—(0.1)%		(5,688)

Net Assets—100.0%		$4,239,377

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,758,178, representing 41.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Common Stock:
Australia	—	$237,656	—	$237,656
Belgium	—	160,841	—	160,841
France	—	311,012	—	311,012
Germany	—	77,170	—	77,170
Korea (Republic of)	—	255,926	—	255,926
Netherlands	—	81,955	—	81,955
Spain	—	79,853	—	79,853
United Kingdom	—	553,765	—	553,765
All Other	$2,248,887		—	2,248,887
Repurchase Agreement	—	238,000	—	238,000

Total Investments	$2,248,887	$1,996,178	—	$4,245,065

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz RCM All Horizons Fund

February 28, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—92.9%

Australia—8.4%
AMP Ltd.	5,250	$27,887
Arrow Energy Ltd. (b)	11,136	33,098
Australia & New Zealand Banking Group Ltd.	2,057	42,571
PanAust Ltd. (b)(c)	72,405	30,174
White Energy Co., Ltd. (b)	16,343	32,808

		166,538

Canada—5.2%
Potash Corp. of Saskatchewan, Inc.	480	52,918
Suncor Energy, Inc.	1,732	50,057

		102,975

China—5.2%
Shenzhen Expressway Co., Ltd.	96,000	50,703
SINA Corp. (b)	1,400	52,948

		103,651

France—6.0%
Air Liquide S.A.	377	45,007
LVMH Moet Hennessy Louis Vuitton S.A.	696	75,386

		120,393

Ireland—2.0%
Cooper Industries PLC	904	41,005

Japan—2.3%
Canon, Inc.	1,100	45,643

Netherlands—2.3%
TNT NV	1,790	46,292

Switzerland—3.6%
Tyco International Ltd.	2,000	72,120

United Kingdom—10.7%
BAE Systems PLC	11,767	67,209
BG Group PLC	2,596	45,374
BT Group PLC	22,472	39,410
Reckitt Benckiser Group PLC	1,164	61,280

		213,273

United States—47.2%
Abbott Laboratories	1,316	71,432
Alpha Natural Resources, Inc. (b)	899	41,363
Anadarko Petroleum Corp.	790	55,403
Bank of America Corp.	4,058	67,606
Celgene (b)	701	41,724
Cisco Systems, Inc. (b)	2,403	58,465
Edwards Lifesciences Corp. (b)	473	43,436
Estee Lauder Cos., Inc., Class A	1,188	71,434

Schedule of Investments

Allianz RCM All Horizons Fund

February 28, 2010 (unaudited)

	Shares	Value*
Freeport-McMoRan Copper & Gold, Inc.	366	$27,509
Goldman Sachs Group, Inc.	386	60,351
Hewlett-Packard Co.	1,403	71,258
Intel Corp.	2,560	52,557
Marathon Oil Corp.	2,096	60,679
Pfizer, Inc.	4,003	70,253
Prudential Financial, Inc.	981	51,414
Vertex Pharmaceuticals, Inc. (b)	893	36,265
Zions Bancorporation	3,265	60,533

		941,682

Total Common Stock (cost—$1,801,169)		1,853,572

	Principal Amount (000s)
Repurchase Agreement—16.7%
State Street Bank & Trust Co., dated 2/26/10, 0.01%, due 3/1/10, proceeds $334,000; collateralized by U.S. Treasury Bills, 0.72%, due 6/17/10, valued at $344,862 including accrued interest (cost—$334,000)	$334	334,000

Total Investments (cost—$2,135,169) (a)—109.6%		2,187,572

Liabilities in excess of other assets—(9.6)%		(191,640)

Net Assets—100.0%		$1,995,932

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $612,668, representing 30.7% of net assets, were valued utilizing modeling tools provided by a third party vendor.
(b)	Non-income producing.
(c)	Fair-valued.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Common Stock:
Australia	—	$136,364	$30,174	$166,538
China	$52,948	50,703	—	103,651
France	—	120,393	—	120,393
Japan	—	45,643	—	45,643
Netherlands	—	46,292	—	46,292
United Kingdom	—	213,273	—	213,273
All Other	1,157,782	—	—	1,157,782
Repurchase Agreement	—	334,000	—	334,000

Total Investments	$1,210,730	$946,668	$30,174	$2,187,572

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended February 28, 2010, was as follows:

	Beginning Balance 11/30/09	Net Purchases(Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 2/28/10
Investments in Securities—Assets
Common Stock:
Australia	$2,651	$38,693	—	$(84)	$(8,382)	—	$30,174

Total Investments	$2,651	$35,989	—	$(84)	$(8,382)	—	$30,174

The net change in unrealized appreciation/depreciation of investments which the Fund held at February 28, 2010, was $(8,435).

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz RCM Disciplined Equity Fund

February 28, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—96.0%

Aerospace & Defense—9.6%
Boeing Co.	9,560	$603,809
L-3 Communications Holdings, Inc.	3,240	296,201
Lockheed Martin Corp.	5,880	457,229
Raytheon Co.	4,470	251,393

		1,608,632

Beverages—2.3%
PepsiCo, Inc.	6,130	382,941

Biotechnology—4.7%
Amgen, Inc. (a)	7,310	413,819
Genzyme Corp. (a)	6,630	379,236

		793,055

Capital Markets—2.2%
Legg Mason, Inc.	3,830	99,005
Morgan Stanley	5,020	141,464
SEI Investments Co.	7,300	128,626

		369,095

Chemicals—1.5%
Air Products & Chemicals, Inc.	3,720	255,118

Commercial Banks—0.9%
U.S. Bancorp	6,340	156,027

Communications Equipment—2.8%
Cisco Systems, Inc. (a)	19,000	462,270

Computers & Peripherals—3.7%
Apple, Inc. (a)	2,060	421,517
EMC Corp. (a)	11,680	204,283

		625,800

Diversified Financial Services—3.8%
Bank of America Corp.	17,870	297,714
JPMorgan Chase & Co.	8,280	347,512

		645,226

Diversified Telecommunication Services—3.5%
AT&T, Inc.	12,580	312,110
Verizon Communications, Inc.	9,470	273,967

		586,077

Electronic Equipment, Instruments & Components—3.7%
Corning, Inc.	20,830	367,233
FLIR Systems, Inc. (a)	9,200	246,652

		613,885

Schedule of Investments

Allianz RCM Disciplined Equity Fund

February 28, 2010 (unaudited)

	Shares	Value*

Energy Equipment & Services—7.8%
Cameron International Corp. (a)	6,400	$263,232
National-Oilwell Varco, Inc.	9,170	398,620
Schlumberger Ltd.	6,380	389,818
Weatherford International Ltd. (a)	15,390	256,859

		1,308,529

Food & Staples Retailing—5.5%
Walgreen Co.	7,320	257,957
Wal-Mart Stores, Inc.	12,330	666,683

		924,640

Food Products—1.1%
Archer-Daniels-Midland Co.	6,300	184,968

Health Care Equipment & Supplies—6.2%
Baxter International, Inc.	4,920	280,096
Medtronic, Inc.	9,830	426,622
Varian Medical Systems, Inc. (a)	6,900	337,893

		1,044,611

Hotels, Restaurants & Leisure—2.0%
McDonald’s Corp.	3,630	231,776
Starbucks Corp. (a)	4,610	105,615

		337,391

Household Products—3.1%
Procter & Gamble Co.	8,100	512,568

Industrial Conglomerates—3.3%
General Electric Co.	34,020	546,361

Insurance—2.3%
Chubb Corp.	3,790	191,243
MetLife, Inc.	5,510	200,509

		391,752

Internet Software & Services—1.7%
eBay, Inc. (a)	12,220	281,304

Machinery—1.7%
Caterpillar, Inc.	4,870	277,834

Metals & Mining—1.8%
Alcoa, Inc.	9,040	120,232
Freeport-McMoRan Copper & Gold, Inc.	2,540	190,906

		311,138

Oil, Gas & Consumable Fuels—3.8%
Chevron	6,280	454,044
ConocoPhillips	3,720	178,560

		632,604

Schedule of Investments

Allianz RCM Disciplined Equity Fund

February 28, 2010 (unaudited)

	Shares	Value*

Pharmaceuticals—6.8%
Johnson & Johnson	12,860	$810,180
Pfizer, Inc.	18,500	324,675

		1,134,855

Semiconductors & Semiconductor Equipment—4.2%
Intel Corp.	19,600	402,388
Texas Instruments, Inc.	12,470	304,019

		706,407

Software—6.0%
Activision Blizzard, Inc.	15,400	163,702
Adobe Systems, Inc. (a)	4,190	145,184
Autodesk, Inc. (a)	11,230	313,092
Intuit, Inc. (a)	11,900	385,084

		1,007,062

Total Common Stock (cost—$14,613,866)		16,100,150

	Principal Amount (000s)
Repurchase Agreement—3.5%
State Street Bank & Trust Co., dated 2/26/10, 0.01%, due 3/1/10, proceeds $589,000; collateralized by U.S. Treasury Bill, 0.72%, due 6/17/10, valued at $604,758 including accrued interest (cost—$589,000)	$589	589,000

Total Investments (cost—$15,202,866)—99.5%		16,689,150

Other assets less liabilities—0.5%		77,300

Net Assets—100.0%		$16,766,450

Notes to Schedule of Investments:

(a)	Non-income producing.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Common Stock	$16,100,150	—	—	$16,100,150
Repurchase Agreement	—	$589,000	—	589,000

Total Investments	$16,100,150	$589,000	—	$16,689,150

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz RCM Global EcoTrendsSM Fund

February 28, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—98.6%

Australia—3.5%
Sims Metal Management Ltd.	183,431	$3,184,904

Austria—1.9%
Andritz AG	29,768	1,690,082

Belgium—2.1%
Hansen Transmissions International NV (b)	1,335,191	1,929,014

Canada—1.1%
Stantec, Inc. (b)	39,979	1,031,961

China—5.0%
Renesola Ltd. (b)	188,696	489,351
Suntech Power Holdings Co., Ltd. ADR (b)	236,800	3,139,968
Yingli Green Energy Holding Co., Ltd. ADR (b)	75,900	878,922

		4,508,241

Denmark—10.8%
Novozymes A/S, Class B	35,757	3,671,120
Vestas Wind Systems A/S (b)	123,592	6,112,122

		9,783,242

Finland—1.2%
Outotec Oyj	37,024	1,074,736

France—11.1%
Alstom S.A.	22,514	1,440,296
Bureau Veritas S.A.	21,253	1,077,556
EDF Energies Nouvelles S.A.	29,548	1,520,083
Suez Environnement Co.	270,562	5,953,449

		9,991,384

Germany—7.2%
Aixtron AG	39,106	1,147,719
GEA Group AG	67,921	1,268,670
Rational AG	5,344	900,153
Siemens AG	9,288	796,392
SMA Solar Technology AG	17,011	1,775,801
Wacker Chemie AG	5,122	613,486

		6,502,221

Hong Kong—2.4%
Guangdong Investment Ltd.	3,234,000	1,624,488
Nine Dragons Paper Holdings Ltd.	375,000	546,331

		2,170,819

Ireland—1.0%
Kingspan Group PLC (b)	137,134	934,491

Japan—5.4%
Honda Motor Co., Ltd.	44,000	1,521,904
Horiba Ltd.	36,900	991,774
Kurita Water Industries Ltd.	85,900	2,362,888

		4,876,566

Schedule of Investments

Allianz RCM Global EcoTrendsSM Fund

February 28, 2010 (unaudited)

	Shares	Value*

Netherlands—1.1%
Arcadis NV	43,788	$968,727

Philippines—2.0%
Energy Development Corp.	17,730,593	1,842,456

Spain—6.6%
EDP Renovaveis S.A. (b)	88,766	714,680
Gamesa Corp. Tecnologica S.A.	345,413	4,290,681
Iberdrola Renovables S.A.	221,291	926,631

		5,931,992

Switzerland—1.3%
ABB Ltd. (b)	56,335	1,141,376

Taiwan—2.1%
Epistar Corp.	148,000	397,346
Epistar Corp. GDR (b)(c)(d)	113,000	1,516,460

		1,913,806

United Kingdom—6.2%
Arriva PLC	131,498	1,027,275
Aveva Group PLC	60,411	949,572
Ceres Power Holdings PLC (b)	207,242	427,970
eaga PLC	362,509	851,484
RPS Group PLC	436,933	1,198,983
Spectris PLC	93,913	1,128,989

		5,584,273

United States—26.6%
Covanta Holding Corp. (b)	173,433	2,922,346
Danaher Corp.	14,690	1,086,619
Eaton Corp.	16,540	1,126,705
ESCO Technologies, Inc.	34,551	1,130,163
First Solar, Inc. (b)	15,411	1,632,025
Itron, Inc. (b)	21,474	1,437,684
ITT Corp.	28,897	1,480,393
Nalco Holding Co.	138,400	3,219,184
Ormat Technologies, Inc.	20,742	600,066
Southwestern Energy Co. (b)	15,227	647,909
Stericycle, Inc. (b)	64,235	3,544,487
Tetra Tech, Inc. (b)	78,342	1,638,915
Thermo Fisher Scientific, Inc. (b)	33,842	1,650,475
Veeco Instruments, Inc. (b)	54,673	1,864,349

		23,981,320

Total Common Stock (cost—$103,751,208)		89,041,611

Schedule of Investments

Allianz RCM Global EcoTrendsSM Fund

February 28, 2010 (unaudited)

	Shares	Value*
PREFERRED STOCK—0.8%

Brazil—0.8%
Cia Energetica de Minas Gerais (cost—$734,933)	44,400	$729,947

	Principal Amount (000s)
Repurchase Agreement—1.7%
State Street Bank & Trust Co., dated 2/26/10, 0.01%, due 3/1/10, proceeds $1,482,001; collateralized by Freddie Mac, 2.00%, due 6/15/12, valued at $1,513,350 including accrued interest (cost—$1,482,000)	$1,482	1,482,000

Total Investments (cost—$105,968,141) (a)—101.1%		91,253,558

Liabilities in excess of other assets—(1.1)%		(974,479)

Net Assets—100.0%		$90,279,079

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $56,563,966, representing 62.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Fair-valued.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Common Stock:
Belgium	$1,929,014	—	—	$1,929,014
Canada	1,031,961	—	—	1,031,961
China	4,018,890	$489,351	—	4,508,241
Taiwan	—	397,346	$1,516,460	1,913,806
United States	23,981,320	—	—	23,981,320
All Other	—	55,677,269	—	55,677,269
Preferred Stock:
Brazil	729,947	—	—	729,947
Repurchase Agreement	—	1,482,000	—	1,482,000

Total Investments	$31,691,132	$58,045,966	$1,516,460	$91,253,558

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended February 28, 2010, was as follows:

	Beginning Balance 11/30/09	Net Purchases(Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 2/28/10
Investments in Securities—Assets
Common Stock:
Taiwan	—	$2,047,108	—	—	$(530,648)	—	$1,516,460

Total Investments	—	$2,047,108	—	—	$(530,648)	—	$1,516,460

The net change in unrealized appreciation/depreciation of investments which the Fund held at February 28, 2010 was $(530,648).

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz RCM Global Water Fund

February 28, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—98.8%

Austria—5.7%
Andritz AG	56,652	$3,216,425

Brazil—1.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	30,854	1,051,813

Canada—1.3%
Stantec, Inc. (b)	28,795	743,273

China—1.3%
Epure International Ltd.	1,325,000	758,197

France—8.2%
Suez Environnement Co.	48,640	1,070,275
Veolia Environnement	109,123	3,535,969

		4,606,244

Hong Kong—4.0%
China Water Affairs Group Ltd.	2,064,000	824,036
Guangdong Investment Ltd.	2,903,810	1,458,628

		2,282,664

Italy—1.5%
Hera SpA	385,490	872,091

Japan—4.6%
Kurita Water Industries Ltd.	93,400	2,569,193

Netherlands—5.8%
Arcadis NV	103,736	2,294,964
Wavin NV	506,006	977,002

		3,271,966

Switzerland—7.6%
Geberit AG	25,131	4,305,830

United Kingdom—16.9%
Halma PLC	170,677	649,256
Pennon Group PLC	261,342	2,090,827
Rotork PLC	42,868	848,955
RPS Group PLC	546,494	1,499,629
Severn Trent PLC	100,367	1,782,703
United Utilities Group PLC	318,896	2,644,523

		9,515,893

United States—40.0%
American Water Works Co., Inc.	43,726	973,341
Aqua America, Inc.	98,081	1,679,147

Schedule of Investments

Allianz RCM Global Water Fund

February 28, 2010 (unaudited)

	Shares	Value*
Arch Chemicals, Inc.	32,285	$996,638
California Water Service Group	22,637	812,216
Danaher Corp.	43,033	3,183,151
IDEX Corp.	52,808	1,637,048
Insituform Technologies, Inc., Class A (b)	76,265	1,873,068
ITT Corp.	78,316	4,012,129
Nalco Holding Co.	136,602	3,177,362
Tetra Tech, Inc. (b)	109,007	2,280,426
Valmont Industries, Inc.	17,386	1,237,883
Watts Water Technologies, Inc., Class A	25,429	741,510

		22,603,919

Total Investments (cost—$60,410,360) (a)—98.8%		55,797,508

Other assets less liabilities—1.2%		695,783

Net Assets—100.0%		$56,493,291

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $31,398,503, representing 55.6% of net assets, were valued utilizing modeling tools provided by a third party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Common Stock:
Brazil	$1,051,813	—	—	$1,051,813
Canada	743,273	—	—	743,273
United States	22,603,919	—	—	22,603,919
All Other	—	$31,398,503	—	31,398,503

Total Investments	$24,399,005	$31,398,503	—	$55,797,508

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Schedule of Investments

Allianz RCM International Opportunities Fund

February 28, 2010 (unaudited)

	Shares	Value*
COMMON STOCK—94.9%

Australia—3.5%
Australia & New Zealand Banking Group Ltd.	14,116	$292,138
QBE Insurance Group Ltd.	8,658	165,775

		457,913

Belgium—1.8%
Anheuser-Busch InBev NV	4,656	232,508

Brazil—3.5%
Itau Unibanco Holding S.A. ADR	13,170	262,873
Petroleo Brasileiro S.A. ADR	4,500	191,925

		454,798

Canada—0.6%
Suncor Energy, Inc.	2,695	77,889

China—2.0%
Baidu, Inc. ADR (b)	200	103,736
China Life Insurance Co., Ltd.	35,000	154,841

		258,577

Denmark—1.1%
Novo Nordisk A/S, Class B	1,939	137,617

Finland—0.7%
Nokia Oyj	7,116	96,096

France—12.4%
Air Liquide S.A.	2,042	243,779
Alstom S.A.	2,965	189,681
BNP Paribas	4,795	346,422
LVMH Moet Hennessy Louis Vuitton S.A.	2,679	290,169
Total S.A.	5,442	303,242
Vinci S.A.	4,633	242,230

		1,615,523

Germany—3.0%
BASF SE	3,903	219,180
Bayer AG	2,623	173,827

		393,007

Israel—2.6%
Check Point Software Technologies (b)	5,000	163,000
Teva Pharmaceutical Industries Ltd. ADR	3,000	180,030

		343,030

Italy—1.5%
Saipem SpA	5,863	194,127

Japan—16.9%
Canon, Inc.	4,800	199,171
East Japan Railway Co.	1,800	123,951
Hitachi Construction Machinery Co., Ltd.	6,900	140,884
Ibiden Co., Ltd.	3,100	104,130
Inpex Corp.	21	153,180
KDDI Corp.	25	133,233

Schedule of Investments

Allianz RCM International Opportunities Fund

February 28, 2010 (unaudited)

	Shares	Value*
Kubota Corp.	21,000	$184,373
Mitsui & Co., Ltd.	13,700	212,332
Mitsui Fudosan Co., Ltd.	9,000	152,071
Nidec Corp.	1,500	145,834
Shin-Etsu Chemical Co., Ltd.	3,000	161,055
Shionogi & Co., Ltd.	6,800	138,876
Sony Corp.	5,600	190,690
Sumitomo Mitsui Financial Group, Inc.	2,900	93,153
Toyota Motor Corp.	2,200	82,349

		2,215,282

Korea (Republic of)—1.3%
Samsung Electronics Co., Ltd. GDR (c)	550	175,725

Luxembourg—0.9%
ArcelorMittal	3,265	124,590

Netherlands—2.5%
Koninklijke DSM NV	4,713	196,837
TNT NV	4,913	127,057

		323,894

Portugal—0.9%
Energias de Portugal S.A.	30,696	112,648

Spain—5.6%
Banco Santander S.A.	22,622	294,113
Gamesa Corp. Tecnologica S.A.	3,354	41,663
Red Electrica Corp. S.A.	2,706	135,960
Telefonica S.A.	11,310	265,225

		736,961

Sweden—3.0%
Atlas Copco AB, Class A	12,777	180,827
Hennes & Mauritz AB, Class B	3,485	211,414

		392,241

Switzerland—8.2%
ABB Ltd. (b)	10,412	210,952
Nestle S.A.	7,747	385,646
Roche Holdings AG	1,623	271,154
Xstrata PLC (b)	13,082	205,627

		1,073,379

Taiwan—1.9%
Hon Hai Precision Industry Co., Ltd. GDR	13,600	115,464
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,904	135,564

		251,028

Schedule of Investments

Allianz RCM International Opportunities Fund

February 28, 2010 (unaudited)

	Shares	Value*
United Kingdom—21.0%
AstraZeneca PLC	2,958	$130,654
BG Group PLC	9,493	165,922
BHP Billiton PLC	15,918	488,653
Centrica PLC	27,708	118,274
Compass Group PLC	19,634	146,005
HSBC Holdings PLC	42,436	465,534
Inmarsat PLC	9,338	104,454
Prudential PLC	22,020	202,916
Reckitt Benckiser Group PLC	4,228	222,585
Standard Chartered PLC	11,651	277,691
Vodafone Group PLC	132,044	285,327
WPP PLC	15,326	140,687

		2,748,702

Total Common Stock (cost—$11,584,459)		12,415,535

PREFERRED STOCK—1.7%

Germany—1.7%
Fresenius SE	2,145	150,764
Henkel AG & Co. KGAA	1,329	68,450

Total Preferred Stock (cost—$206,041)		219,214

	Principal Amount (000s)
Repurchase Agreement—3.2%
State Street Bank & Trust Co., dated 2/26/10, 0.01%, due 3/1/10, proceeds $415,000; collateralized by U.S. Treasury Bills, 0.72%, due 6/17/10, valued at $424,830 including accrued interest (cost—$415,000)	$415	415,000

Total Investments (cost—$12,205,500) (a)—99.8%		13,049,749

Other assets less liabilities—0.2%		31,198

Net Assets—100.0%		$13,080,947

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $11,228,543, representing 85.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10
Investments in Securities—Assets
Common Stock:
Brazil	$454,798	—	—	$454,798
Canada	77,889	—	—	77,889
China	103,736	$154,841	—	258,577
Israel	343,030	—	—	343,030
Korea (Republic of)	175,725	—	—	175,725
Taiwan	251,028	—	—	251,028
All Other	—	10,854,488	—	10,854,488
Preferred Stock:
Germany	—	219,214	—	219,214
Repurchase Agreement	—	415,000	—	415,000

Total Investments	$1,406,206	$11,643,543	—	$13,049,749

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. Each Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time each Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: April 22, 2010

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: April 22, 2010

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: April 22, 2010